Document and Entity Information	Oct. 01, 2026
Cover [Abstract]
Entity Registrant Name	EQUITY BANCSHARES INC
Local Phone Number	612-6000
Amendment Flag	false
Entity Central Index Key	0001227500
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Entity Incorporation State Country Code	KS
Entity File Number	001-37624
Entity Tax Identification Number	72-1532188
Entity Address, Address Line One	7701 East Kellogg Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Wichita
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	67207
City Area Code	316
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A, Common Stock, par value $0.01 per share
Trading Symbol	EQBK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false